UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05459

Templeton Global Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   9/30/17

Item 1. Schedule of Investments.

TEMPLETON GLOBAL INCOME FUND

Statement of Investments, September 30, 2017 (unaudited)
	Principal
	Amount*			Value

Foreign Government and Agency Securities 66.9%
Argentina 4.2%
Argentine Bonos del Tesoro,
21.20%, 9/19/18	12,712,000		ARS	$732,341
18.20%, 10/03/21	246,122,000		ARS	14,766,126
16.00%, 10/17/23	91,427,000		ARS	5,498,121
senior note, 15.50%, 10/17/26	321,352,000		ARS	19,870,287
[a] Government of Argentina, FRN, 22.548%, (ARS Badlar + 2.00%), 4/03/22	20,588,000		ARS	1,172,781
				42,039,656
Brazil 13.7%
Letra Tesouro Nacional,
Strip, 1/01/19	23,180	[b]	BRL	6,718,945
Strip, 7/01/19	11,330	[b]	BRL	3,153,526
Strip, 7/01/20	70,870	[b]	BRL	17,945,600
Strip, 7/01/21	31,730	[b]	BRL	7,264,319
Nota Do Tesouro Nacional,
10.00%, 1/01/21	84,625	[b]	BRL	27,728,594
10.00%, 1/01/23	6,218	[b]	BRL	2,026,880
10.00%, 1/01/25	75,193	[b]	BRL	24,410,871
[c] Index Linked, 6.00%, 5/15/19	3,255	[b]	BRL	3,235,490
[c] Index Linked, 6.00%, 8/15/22	24,329	[b]	BRL	24,644,491
[c] Index Linked, 6.00%, 5/15/23	12,641	[b]	BRL	12,878,285
[c] Index Linked, 6.00%, 8/15/24	6,860	[b]	BRL	7,063,636
				137,070,637
Colombia 3.9%
Government of Colombia,
senior bond, 7.75%, 4/14/21	983,000,000		COP	355,409
senior bond, 4.375%, 3/21/23	149,000,000		COP	47,585
senior bond, 9.85%, 6/28/27	237,000,000		COP	101,539
Titulos de Tesoreria,
B, 7.75%, 9/18/30	44,355,700,000		COP	16,529,564
B, 7.00%, 6/30/32	3,107,000,000		COP	1,067,811
senior bond, B, 11.25%, 10/24/18	2,117,000,000		COP	769,382
senior bond, B, 11.00%, 7/24/20	1,144,000,000		COP	442,272
senior bond, B, 7.00%, 5/04/22	3,111,000,000		COP	1,102,544
senior bond, B, 10.00%, 7/24/24	12,183,000,000		COP	4,983,986
senior bond, B, 7.50%, 8/26/26	25,819,300,000		COP	9,319,203
senior bond, B, 6.00%, 4/28/28	13,320,000,000		COP	4,349,240
senior note, B, 7.00%, 9/11/19	1,258,000,000		COP	441,433
				39,509,968
Ghana 1.7%
Government of Ghana,
24.75%, 3/01/21	50,000		GHS	13,300
24.50%, 6/21/21	50,000		GHS	13,461
24.75%, 7/19/21	50,000		GHS	13,604
18.75%, 1/24/22	8,520,000		GHS	1,997,344
19.75%, 3/25/24	8,520,000		GHS	2,107,206
19.00%, 11/02/26	25,560,000		GHS	6,134,633
senior bond, 19.75%, 3/15/32	25,560,000		GHS	6,331,529
senior note, 21.50%, 3/09/20	160,000		GHS	38,898
				16,649,975

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
India 9.0%
Government of India,
senior bond, 7.80%, 5/03/20	231,200,000		INR	$3,651,232
senior bond, 8.20%, 2/15/22	282,000,000		INR	4,568,348
senior bond, 8.35%, 5/14/22	68,200,000		INR	1,114,654
senior bond, 8.08%, 8/02/22	549,000,000		INR	8,868,985
senior bond, 8.13%, 9/21/22	15,000,000		INR	243,385
senior bond, 9.15%, 11/14/24	387,000,000		INR	6,627,768
senior note, 7.28%, 6/03/19	9,000,000		INR	139,840
senior note, 8.27%, 6/09/20	476,000,000		INR	7,612,137
senior note, 8.12%, 12/10/20	252,600,000		INR	4,048,717
senior note, 7.80%, 4/11/21	697,700,000		INR	11,093,280
senior note, 8.79%, 11/08/21	225,000,000		INR	3,719,683
senior note, 8.15%, 6/11/22	540,000,000		INR	8,732,605
senior note, 6.84%, 12/19/22	111,000,000		INR	1,720,374
senior note, 7.16%, 5/20/23	42,900,000		INR	667,712
senior note, 8.83%, 11/25/23	966,400,000		INR	16,246,204
senior note, 7.68%, 12/15/23	730,000,000		INR	11,673,685
				90,728,609
Indonesia 8.7%
Government of Indonesia,
6.125%, 5/15/28	3,157,000,000		IDR	223,508
FR34, 12.80%, 6/15/21	64,492,000,000		IDR	5,828,529
FR35, 12.90%, 6/15/22	42,438,000,000		IDR	3,994,460
FR36, 11.50%, 9/15/19	32,651,000,000		IDR	2,670,927
FR43, 10.25%, 7/15/22	4,826,000,000		IDR	416,093
FR48, 9.00%, 9/15/18	4,494,000,000		IDR	344,351
senior bond, FR31, 11.00%, 11/15/20	145,557,000,000		IDR	12,371,501
senior bond, FR39, 11.75%, 8/15/23	2,703,000,000		IDR	251,560
senior bond, FR42, 10.25%, 7/15/27	3,595,000,000		IDR	335,910
senior bond, FR44, 10.00%, 9/15/24	1,618,000,000		IDR	143,376
senior bond, FR46, 9.50%, 7/15/23	11,430,000,000		IDR	972,544
senior bond, FR47, 10.00%, 2/15/28	1,052,000,000		IDR	97,125
senior bond, FR52, 10.50%, 8/15/30	3,390,000,000		IDR	327,450
senior bond, FR53, 8.25%, 7/15/21	144,200,000,000		IDR	11,469,423
senior bond, FR56, 8.375%, 9/15/26	292,968,000,000		IDR	24,547,203
senior bond, FR61, 7.00%, 5/15/22	13,189,000,000		IDR	1,009,870
senior bond, FR63, 5.625%, 5/15/23	16,137,000,000		IDR	1,156,535
senior bond, FR70, 8.375%, 3/15/24	149,967,000,000		IDR	12,221,501
senior bond, FR71, 9.00%, 3/15/29	45,298,000,000		IDR	3,921,525
senior bond, FR73, 8.75%, 5/15/31	41,805,000,000		IDR	3,576,459
senior note, FR66, 5.25%, 5/15/18	5,394,000,000		IDR	402,103
senior note, FR69, 7.875%, 4/15/19.	20,859,000,000		IDR	1,595,993
				87,877,946
Mexico 13.7%
Government of Mexico,
7.75%, 12/14/17	10,748,940	[d]	MXN	59,117,103
M, 4.75%, 6/14/18	3,440,200	[d]	MXN	18,612,306
senior note, 8.50%, 12/13/18	7,037,900	[d]	MXN	39,332,752
senior note, M, 5.00%, 12/11/19	3,370,500	[d]	MXN	17,873,704

|2

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*			Value
Foreign Government and Agency Securities (continued)
Mexico (continued)
[e] Mexican Udibonos,
Index Linked, 3.50%, 12/14/17	231,926	[f]	MXN	$1,282,577
Index Linked, 4.00%, 6/13/19	134,873	[f]	MXN	753,087
Index Linked, 2.50%, 12/10/20	106,363	[f]	MXN	575,003
				137,546,532
Peru 3.2%
Government of Peru, senior bond, 7.84%, 8/12/20.	93,349,000		PEN	31,871,146
Philippines 1.3%
Government of the Philippines,
senior note, 5.875%, 1/31/18	1,480,000		PHP	29,368
senior note, 3.375%, 8/20/20	9,870,000		PHP	192,748
senior note, 5-72, 2.125%, 5/23/18	82,557,000		PHP	1,617,692
senior note, 7-51, 5.00%, 8/18/18	11,330,000		PHP	226,089
senior note, 7-56, 3.875%, 11/22/19	578,780,000		PHP	11,427,186
				13,493,083
South Africa 1.6%
Government of South Africa,
8.00%, 1/31/30	44,757,000		ZAR	3,035,854
7.00%, 2/28/31	32,256,000		ZAR	1,987,517
8.25%, 3/31/32	57,742,000		ZAR	3,899,720
8.875%, 2/28/35	25,239,000		ZAR	1,761,764
8.50%, 1/31/37	13,764,000		ZAR	915,485
R186, 10.50%, 12/21/26	31,352,000		ZAR	2,597,457
senior bond, 6.25%, 3/31/36	28,674,000		ZAR	1,526,275
				15,724,072
South Korea 4.3%
Korea Treasury Bond,
senior note, 1.375%, 9/10/21	19,675,400,000		KRW	16,756,568
senior note, 1.875%, 3/10/22	19,730,000,000		KRW	17,066,418
senior note, 3.75%, 6/10/22	9,738,000,000		KRW	9,117,537
				42,940,523
[g] Supranational 1.0%
Inter-American Development Bank, senior bond, 7.50%, 12/05/24	185,000,000		MXN	10,494,817
Ukraine 0.6%
[h,i,j] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	11,154,000			6,058,384
Total Foreign Government and Agency Securities
(Cost $664,201,293)				672,005,348

Short Term Investments 22.0%
Foreign Government and Agency Securities 1.8%
Argentina 0.0%†
Argentine Bonos del Tesoro, 22.75%, 3/05/18	754,000		ARS	43,482
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 12/12/17 - 3/13/18.	2,144,000,000		COP	717,151
Mexico 1.7%
[k] Mexico Treasury Bill, 10/12/17 - 4/26/18	31,843,880	[l]	MXN	17,292,841
Total Foreign Government and Agency Securities (Cost $17,674,191) .				18,053,474
Total Investments before Money Market Funds (Cost $681,875,484)				690,058,822

|3

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Shares	Value
Money Market Funds (Cost $202,757,165) 20.2%
United States 20.2%
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	202,757,165	$202,757,165
Total Investments (Cost $884,632,649) 88.9%.		892,815,987
Other Assets, less Liabilities 11.1%		111,005,429
Net Assets 100.0%		$1,003,821,416

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bPrincipal amount is stated in 1,000 Brazilian Real Units.
cRedemption price at maturity is adjusted for inflation.
dPrincipal amount is stated in 100 Mexican Peso Units.
ePrincipal amount of security is adjusted for inflation.
fPrincipal amount is stated in 100 Unidad de Inversion Units.
gA supranational organization is an entity formed by two or more central governments through international treaties.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees.
iNon-income producing.
jThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
kThe security was issued on a discount basis with no stated coupon rate.
lPrincipal amount is stated in 10 Mexican Peso Units.
mSee Note 5 regarding investments in affiliated management investment companies.
nThe rate shown is the annualized seven-day yield at period end.

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	GSCO	Buy	454,000	535,266	10/03/17	$1,321	$—
Euro	GSCO	Sell	454,000	520,307	10/03/17	—	(16,280)
Australian Dollar	GSCO	Sell	26,618,090	20,155,218	10/06/17	—	(708,833)
Euro	UBSW	Sell	13,525,000	16,060,802	10/06/17	72,850	—
Euro	BOFA	Sell	1,677,316	1,920,527	10/10/17	—	(62,670)
Euro	BZWS	Sell	4,094,000	4,886,967	10/10/17	46,372	—
Euro	HSBK	Sell	13,422,375	15,369,357	10/10/17	—	(500,764)
Euro	JPHQ	Sell	893,000	1,021,217	10/10/17	—	(34,633)
Euro	SCNY	Sell	1,325,806	1,518,180	10/10/17	—	(49,404)
Japanese Yen	JPHQ	Sell	557,950,000	5,284,666	10/10/17	326,320	—
Mexican Peso	CITI	Buy	21,365,740	1,106,231	10/10/17	65,263	—
Mexican Peso	CITI	Sell	21,365,740	1,099,315	10/10/17	—	(72,179)
Euro	BOFA	Sell	4,891,000	5,610,955	10/11/17	—	(172,300)
Japanese Yen	BZWS	Sell	192,016,500	1,774,595	10/11/17	68,112	—
Japanese Yen	HSBK	Sell	555,000,000	5,045,455	10/11/17	113,075	—
Euro	JPHQ	Sell	846,000	968,099	10/12/17	—	(32,290)
Euro	JPHQ	Sell	17,248,000	19,767,502	10/13/17	—	(629,255)
Euro	BOFA	Sell	25,062,000	29,795,460	10/16/17	153,317	—
Euro	MSCO	Sell	3,640,000	4,360,866	10/16/17	55,647	—

|4

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	JPHQ	Buy	412,387,000	5,533,687	EUR	10/16/17	$—	$(245,439)
South Korean Won	CITI	Buy	3,870,000,000	3,383,459		10/16/17	—	(3,582)
South Korean Won	CITI	Sell	3,870,000,000	3,459,991		10/16/17	80,115	—
Euro	BOFA	Sell	851,370	1,012,109		10/17/17	5,093	—
Euro	GSCO	Sell	560,000	642,026		10/17/17	—	(20,352)
Euro	JPHQ	Sell	2,765,652	3,168,110		10/17/17	—	(103,152)
Euro	SCNY	Sell	3,955,000	4,532,766		10/17/17	—	(145,277)
Euro	GSCO	Sell	6,210,000	7,392,198		10/18/17	46,499	—
Euro	JPHQ	Sell	6,349,892	7,563,112		10/18/17	51,937	—
Euro	JPHQ	Sell	26,748,000	30,645,772		10/18/17	—	(993,964)
Euro	MSCO	Sell	905,000	1,077,122		10/18/17	6,613	—
Euro	UBSW	Sell	908,630	1,045,942		10/18/17	—	(28,860)
Indonesian Rupiah	JPHQ	Buy	111,570,000,000	11,052,006	AUD	10/19/17	—	(393,024)
Euro	UBSW	Sell	1,228,000	1,471,083		10/20/17	18,344	—
Mexican Peso	DBAB	Buy	67,596,340	3,489,384		10/23/17	208,803	—
Mexican Peso	DBAB	Sell	67,596,340	3,470,216		10/23/17	—	(227,970)
Euro	JPHQ	Sell	2,459,575	2,856,132		10/24/17	—	(54,214)
Japanese Yen	BZWS	Sell	146,100,000	1,351,164		10/24/17	51,895	—
Mexican Peso	CITI	Buy	21,771,590	1,126,311		10/24/17	64,608	—
Mexican Peso	CITI	Sell	21,771,590	1,117,839		10/24/17	—	(73,080)
Mexican Peso	DBAB	Buy	62,150,960	3,211,106		10/24/17	188,589	—
Mexican Peso	DBAB	Sell	62,150,960	3,190,174		10/24/17	—	(209,522)
South Korean Won	HSBK	Sell	17,512,000,000	15,613,409		10/24/17	317,505	—
Euro	GSCO	Sell	1,800,000	2,115,486		10/27/17	—	(14,755)
Mexican Peso	HSBK	Buy	104,380,700	4,865,666	EUR	10/27/17	—	(51,564)
Mexican Peso	JPHQ	Buy	39,025,000	1,818,669	EUR	10/27/17	—	(18,727)
Mexican Peso	MSCO	Buy	117,000,000	5,463,460	EUR	10/27/17	—	(69,101)
Indian Rupee	HSBK	Buy	610,744,000	8,119,685	EUR	10/30/17	—	(298,986)
Euro	BOFA	Sell	15,982,600	18,739,918		10/31/17	—	(179,085)
South Korean Won	HSBK	Sell	35,000,000,000	30,167,213		10/31/17	—	(406,525)
Euro	GSCO	Sell	454,000	536,106		11/02/17	—	(1,363)
Euro	GSCO	Sell	6,683,000	7,914,209		11/02/17	2,519	—
Euro	JPHQ	Sell	33,330	39,348		11/02/17	—	(110)
Japanese Yen	CITI	Sell	104,080,747	1,014,175		11/09/17	87,931	—
Euro	HSBK	Sell	7,662,000	9,038,693		11/10/17	—	(35,916)
Euro	CITI	Sell	1,417,000	1,670,215		11/14/17	—	(8,394)
Euro	JPHQ	Sell	26,790,000	31,590,259		11/14/17	—	(145,765)
Japanese Yen	CITI	Sell	335,732,000	3,272,944		11/14/17	284,556	—
Japanese Yen	JPHQ	Sell	102,242,000	998,442		11/14/17	88,375	—
Australian Dollar	JPHQ	Sell	15,958,000	11,763,121		11/15/17	—	(739,025)
Euro	GSCO	Sell	1,183,000	1,403,771		11/15/17	2,288	—
Euro	SCNY	Sell	6,873,000	8,154,849		11/15/17	12,501	—
Japanese Yen	GSCO	Sell	203,561,000	1,799,084		11/15/17	—	(12,909)
South Korean Won	CITI	Sell	5,173,000,000	4,569,384		11/15/17	49,796	—
Japanese Yen	CITI	Sell	152,157,000	1,436,514		11/16/17	82,036	—
Japanese Yen	JPHQ	Sell	1,900,700,000	16,973,415		11/16/17	53,684	—
Japanese Yen	SCNY	Sell	103,657,300	921,660		11/16/17	—	(1,081)
South Korean Won	CITI	Sell	4,268,000,000	3,772,984		11/16/17	44,041	—
Euro	GSCO	Sell	1,688,000	1,987,147		11/17/17	—	(12,819)
Euro	UBSW	Sell	9,844,000	11,607,651		11/17/17	—	(55,662)
South Korean Won	HSBK	Sell	7,321,000,000	6,454,485		11/17/17	58,066	—
Euro	JPHQ	Sell	2,528,164	2,978,329		11/20/17	—	(17,563)

|5

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	UBSW	Sell	905,628	1,086,582		11/20/17	$13,406	$—
Japanese Yen	CITI	Sell	1,131,241,600	10,050,567		11/20/17	—	(21,222)
South Korean Won	CITI	Sell	2,579,000,000	2,277,967		11/20/17	24,594	—
Japanese Yen	DBAB	Sell	592,373,000	5,522,056		11/21/17	247,761	—
Indonesian Rupiah	JPHQ	Buy	34,485,000,000	3,441,960	AUD	11/22/17	—	(149,543)
Euro	JPHQ	Sell	11,085,000	13,166,985		11/24/17	28,338	—
Euro	UBSW	Sell	370,478	439,415		11/24/17	301	—
Japanese Yen	BZWS	Sell	307,053,000	2,819,354		11/24/17	85,117	—
Mexican Peso	CITI	Buy	245,000,000	11,425,747		11/24/17	1,907,134	—
Mexican Peso	CITI	Sell	245,000,000	12,518,203		11/24/17	—	(814,679)
Japanese Yen	HSBK	Sell	154,574,000	1,402,668		11/27/17	26,052	—
Japanese Yen	SCNY	Sell	696,345,000	6,391,711		11/27/17	190,155	—
Euro	BOFA	Sell	1,464,790	1,758,173		11/30/17	21,403	—
Euro	BZWS	Sell	4,351,556	5,236,815		11/30/17	77,269	—
Euro	SCNY	Sell	8,685,912	10,421,140		11/30/17	122,441	—
Indian Rupee	DBAB	Buy	1,151,765,600	15,080,361	EUR	11/30/17	—	(377,841)
Euro	BOFA	Sell	1,471,272	1,761,937		12/01/17	17,365	—
Euro	BOFA	Sell	1,677,316	2,006,741		12/07/17	17,055	—
Japanese Yen	CITI	Sell	153,700,000	1,416,936		12/08/17	47,120	—
Japanese Yen	HSBK	Sell	230,100,000	2,120,737		12/11/17	69,607	—
Japanese Yen	CITI	Sell	496,800,000	4,436,487		12/12/17	7,670	—
Japanese Yen	CITI	Sell	230,997,000	2,108,551		12/13/17	49,145	—
Japanese Yen	HSBK	Sell	505,050,000	4,621,466		12/13/17	118,798	—
Japanese Yen	JPHQ	Sell	467,930,000	4,147,543		12/13/17	—	(24,189)
Japanese Yen	JPHQ	Sell	197,300,000	1,809,818		12/18/17	50,234	—
Japanese Yen	MSCO	Sell	245,000,000	2,257,648		12/18/17	72,661	—
South Korean Won	DBAB	Sell	5,874,000,000	5,272,417		12/20/17	138,445	—
Japanese Yen	JPHQ	Sell	1,012,400,000	9,098,098		12/29/17	62,584	—
South Korean Won	HSBK	Sell	13,796,869,757	12,216,647		1/10/18	154,079	—
Japanese Yen	BZWS	Sell	474,230,000	4,202,211		1/11/18	—	(33,167)
Japanese Yen	GSCO	Sell	69,178,000	612,699		1/11/18	—	(5,134)
Japanese Yen	JPHQ	Sell	557,950,000	4,947,286		1/11/18	—	(35,800)
Japanese Yen	BZWS	Sell	518,550,000	4,579,536		1/16/18	—	(52,908)
Japanese Yen	CITI	Sell	94,950,000	838,381		1/16/18	—	(9,851)
Japanese Yen	HSBK	Sell	372,780,000	3,289,913		1/16/18	—	(40,301)
Japanese Yen	JPHQ	Sell	154,420,000	1,372,817		1/16/18	—	(6,687)
South Korean Won	CITI	Sell	3,870,000,000	3,384,642		1/16/18	737	—
Japanese Yen	SCNY	Sell	219,020,000	1,975,378		1/22/18	18,143	—
Japanese Yen	DBAB	Sell	95,240,000	857,338		1/24/18	6,151	—
Japanese Yen	CITI	Sell	178,564,000	1,615,335		1/25/18	19,372	—
Japanese Yen	JPHQ	Sell	275,000,000	2,487,079		1/25/18	29,192	—
Japanese Yen	DBAB	Sell	631,276,974	5,696,623		1/29/18	53,206	—
Japanese Yen	JPHQ	Sell	95,800,000	866,721		1/29/18	10,299	—
Japanese Yen	HSBK	Sell	817,266,455	7,386,050		1/31/18	79,162	—
Japanese Yen	CITI	Sell	152,232,000	1,380,964		2/09/18	19,255	—
Japanese Yen	CITI	Sell	613,483,000	5,588,677		2/13/18	99,916	—
Japanese Yen	JPHQ	Sell	100,450,000	929,929		2/15/18	31,118	—
Japanese Yen	GSCO	Sell	195,642,140	1,804,334		2/16/18	53,665	—
Japanese Yen	JPHQ	Sell	1,893,639,000	16,973,415		2/16/18	28,520	—
Japanese Yen	DBAB	Sell	687,444,000	6,272,013		2/20/18	119,221	—
South Korean Won	CITI	Sell	16,347,000,000	14,392,113		2/21/18	88,886	—
Japanese Yen	HSBK	Sell	1,286,140,000	11,821,140		2/22/18	308,635	—

|6

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ	Sell	926,943,000	8,557,292		2/22/18	$260,034	$—
Japanese Yen	DBAB	Sell	303,441,000	2,801,080		2/26/18	84,333	—
Mexican Peso	CITI	Buy	62,000,000	2,939,085		2/26/18	387,577	—
Mexican Peso	CITI	Sell	62,000,000	3,123,347		2/26/18	—	(203,315)
Japanese Yen	HSBK	Sell	796,744,000	7,207,092		2/27/18	73,356	—
Japanese Yen	BZWS	Sell	726,500,000	6,739,707		2/28/18	234,559	—
Japanese Yen	DBAB	Sell	509,728,000	4,711,981		2/28/18	147,830	—
Japanese Yen	JPHQ	Sell	1,555,114,000	14,312,523		2/28/18	387,890	—
Japanese Yen	HSBK	Sell	980,688,000	8,979,837		3/01/18	198,195	—
Japanese Yen	JPHQ	Sell	416,700,000	3,735,595		3/05/18	3,422	—
Japanese Yen	HSBK	Sell	196,900,000	1,754,433		3/06/18	—	(9,196)
Australian Dollar	CITI	Sell	5,099,600	3,829,307		3/09/18	—	(161,120)
Japanese Yen	HSBK	Sell	945,842,800	8,714,995		3/12/18	240,369	—
Australian Dollar	CITI	Sell	16,864,000	12,524,134		3/13/18	—	(671,385)
Australian Dollar	JPHQ	Sell	25,286,000	18,711,640		3/13/18	—	(1,073,814)
Japanese Yen	DBAB	Sell	167,200,000	1,549,124		3/13/18	50,953	—
Australian Dollar	JPHQ	Sell	8,540,000	6,365,289		3/16/18	—	(316,778)
Japanese Yen	BZWS	Sell	132,990,000	1,213,231		3/19/18	21,210	—
South Korean Won	CITI	Sell	2,579,000,000	2,281,392		3/20/18	23,704	—
Japanese Yen	CITI	Sell	220,552,000	1,995,088		3/23/18	17,802	—
Japanese Yen	BZWS	Sell	125,158,380	1,133,496		3/26/18	11,249	—
Japanese Yen	MSCO	Sell	311,200,000	2,817,309		3/26/18	26,899	—
South Korean Won	HSBK	Sell	6,768,130,243	6,000,115		3/27/18	74,444	—
Japanese Yen	JPHQ	Sell	130,931,000	1,168,495		3/30/18	—	(5,775)
Japanese Yen	CITI	Sell	146,000,000	1,344,197		4/13/18	33,721	—
Japanese Yen	DBAB	Sell	277,200,000	2,553,215		4/13/18	65,104	—
Mexican Peso	CITI	Buy	350,137,330	15,738,859	EUR	4/27/18	—	(211,655)
Mexican Peso	DBAB	Buy	129,747,300	5,830,799	EUR	4/27/18	—	(76,743)
Japanese Yen	HSBK	Sell	286,780,000	2,563,970		5/15/18	—	(14,897)
Japanese Yen	SCNY	Sell	152,158,000	1,358,808		5/15/18	—	(9,471)
Japanese Yen	BOFA	Sell	705,633,500	6,333,664		5/18/18	—	(12,841)
Japanese Yen	CITI	Sell	1,131,241,500	10,147,802		5/18/18	—	(26,643)
South Korean Won	DBAB	Sell	5,870,000,000	5,284,004		5/18/18	139,597	—
Japanese Yen	BOFA	Sell	704,526,000	6,417,179		5/21/18	79,534	—
Japanese Yen	HSBK	Sell	707,007,200	6,453,740		5/21/18	93,776	—
Japanese Yen	BOFA	Sell	706,440,000	6,473,974		5/22/18	118,744	—
Japanese Yen	JPHQ	Sell	532,106,000	4,876,450		5/22/18	89,552	—
Japanese Yen	BOFA	Sell	860,890,000	7,883,608		5/25/18	137,580	—
Japanese Yen	HSBK	Sell	187,120,000	1,743,083		6/18/18	57,091	—
Japanese Yen	DBAB	Sell	186,830,000	1,722,634		6/19/18	39,157	—
Japanese Yen	CITI	Sell	207,460,000	1,899,295		6/20/18	29,818	—
Japanese Yen	DBAB	Sell	187,160,000	1,706,730		6/22/18	19,986	—
Total Forward Exchange Contracts							$10,369,769	$(11,211,349)
Net unrealized appreciation (depreciation)								$(841,580)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|7

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

At September 30, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
				Value/
				Unrealized
	Payment	Maturity	Notional	Appreciation
Description	Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.914%	Semi-Annual	1/22/25	$35,260,000	$545,493
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.970%	Semi-Annual	1/23/25	44,070,000	513,290
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.973%	Semi-Annual	1/27/25	26,010,000	299,766
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.937%	Semi-Annual	1/29/25	6,500,000	91,008
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.942%	Semi-Annual	1/30/25	5,500,000	75,245
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.817%	Semi-Annual	2/03/25	8,680,000	270,573
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.978%	Semi-Annual	3/27/25	800,000	10,382
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.985%	Semi-Annual	3/27/25	800,000	9,977
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.449%	Semi-Annual	7/02/25	6,340,000	(138,724)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.310%	Semi-Annual	7/29/25	16,220,000	(173,381)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.752%	Semi-Annual	7/29/45	23,960,000	(1,115,416)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.378%	Semi-Annual	11/18/46	56,100,000	1,412,219
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.794%	Semi-Annual	3/13/47	10,100,000	(556,571)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.537%	Semi-Annual	4/13/47	12,300,000	(119,580)
TotalInterestRateSwapContracts.				$1,124,281

See Abbreviations on page 12.

|8

TEMPLETON GLOBAL INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|9

TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At September 30, 2017 the Fund received $580,833 in United Kingdom Treasury Bonds as collateral for derivatives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

|10

TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2017, the Fund held investments in affiliated management investment companies as follows:

Net Change
	Number of			Number of			in
	Shares Held			Shares	Value		Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss) (Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.67%	143,876,895	258,980,133	(200,099,863)	202,757,165	$202,757,165	$476,800	$ — $ —

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$672,005,348	$—	$672,005,348
Short Term Investments	202,757,165	18,053,474	—	220,810,639
Total Investments in Securities	$202,757,165	$690,058,822	$—	$892,815,987

Other Financial Instruments:
Forward Exchange Contracts	$—	$10,369,769	$—	$10,369,769
Swap Contracts.	—	3,227,953	—	3,227,953
Total Other Financial Instruments	$—	$13,597,722	$—	$13,597,722

|11

TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$11,211,349	$—	$11,211,349
Swap Contracts.	—	2,103,672	—	2,103,672
Total Other Financial Instruments	$—	$13,315,021	$—	$13,315,021
[a]For detailed categories, see the accompanying Statement of Investments.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	FRN	Floating Rate Note
BZWS	Barclays Bank PLC	AUD	Australian Dollar	GDP	Gross Domestic Product
CITI	Citigroup, Inc.	BRL	Brazilian Real	LIBOR	London InterBank Offered Rate
DBAB	Deutsche Bank AG	COP	Colombian Peso	VRI	Value Recovery Instruments
GSCO	The Goldman Sachs Group, Inc.	EUR	Euro
HSBK	HSBC Bank PLC	GHS	Ghanaian Cedi
JPHQ	JP Morgan Chase & Co.	IDR	Indonesian Rupiah
MSCO	Morgan Stanley	INR	Indian Rupee
SCNY	Standard Chartered Bank	KRW	South Korean Won
UBSW	UBS AG	MXN	Mexican Peso
		PEN	Peruvian Nuevo Sol
		PHP	Philippine Peso
		USD	United States Dollar
		ZAR	South African Rand

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|12

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Income Fund

By /s/MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2017

By /s/ ROBERT G. KUBILIS

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date November 27, 2017